CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,097,123	$ 287,256
Restricted cash	64,590	57,777
Loans held for sale, at fair value	389,032	395,922
Digital assets	102,913	77,862
Accounts receivable, net	46,238	20,998
Other current assets	59,828	14,875
Total current assets	1,759,724	854,690
Loan servicing asset, at fair value	100,000	88,497
Marketable securities, at fair value	239,694	163,489
Digital assets, non-current	7,272	9,704
Loan to related parties	9,927	9,372
Other non-current assets	40,172	33,826
Total assets	2,156,789	1,159,578
Current liabilities
Accounts payable and accrued liabilities	55,320	37,217
Payables to third-party loan owners	336,547	212,619
Debt, current	268,923	305,294
Other current liabilities	117,385	70,401
Total current liabilities	778,175	625,531
Debt, non-current	197,827	167,882
Lease liability	4,227	2,790
Total liabilities	980,229	796,203
Stockholders' equity
Convertible Preferred stock — $0.00001 par value per share: 115,983,447 shares authorized, 111,900,495 shares issued and outstanding at December 31, 2024, liquidation preference $528,566,000; 106,615,302 shares authorized, 104,575,110 issued and outstanding at December 31, 2023, liquidation preference $455,274,801		2
Common stock — $0.00001 par value per share: 240,820,153 shares authorized, 69,300,284 issued and outstanding at December 31, 2024; 197,100,000 shares authorized, 51,618,208 issued and outstanding at December 31, 2023		2
Additional paid-in capital	1,369,956	675,945
Accumulated deficit	(202,153)	(320,851)
Total Figure Technology Solutions, Inc. stockholders' equity	1,167,824	355,098
Noncontrolling interests in consolidated subsidiaries	8,736	8,277
Total stockholders' equity	1,176,560	363,375
Total liabilities and stockholder's equity	2,156,789	1,159,578
Convertible Preferred Stock
Stockholders' equity
Convertible Preferred stock — $0.00001 par value per share: 115,983,447 shares authorized, 111,900,495 shares issued and outstanding at December 31, 2024, liquidation preference $528,566,000; 106,615,302 shares authorized, 104,575,110 issued and outstanding at December 31, 2023, liquidation preference $455,274,801	0	2
Common Stock
Stockholders' equity
Common stock — $0.00001 par value per share: 240,820,153 shares authorized, 69,300,284 issued and outstanding at December 31, 2024; 197,100,000 shares authorized, 51,618,208 issued and outstanding at December 31, 2023	0	2
Common Class A
Stockholders' equity
Common stock — $0.00001 par value per share: 240,820,153 shares authorized, 69,300,284 issued and outstanding at December 31, 2024; 197,100,000 shares authorized, 51,618,208 issued and outstanding at December 31, 2023	17	0
Common Class B
Stockholders' equity
Common stock — $0.00001 par value per share: 240,820,153 shares authorized, 69,300,284 issued and outstanding at December 31, 2024; 197,100,000 shares authorized, 51,618,208 issued and outstanding at December 31, 2023	4	0
Blockchain Common Stock
Stockholders' equity
Common stock — $0.00001 par value per share: 240,820,153 shares authorized, 69,300,284 issued and outstanding at December 31, 2024; 197,100,000 shares authorized, 51,618,208 issued and outstanding at December 31, 2023	0	0
Convertible Preferred Stock
Stockholders' equity
Convertible Preferred stock — $0.00001 par value per share: 115,983,447 shares authorized, 111,900,495 shares issued and outstanding at December 31, 2024, liquidation preference $528,566,000; 106,615,302 shares authorized, 104,575,110 issued and outstanding at December 31, 2023, liquidation preference $455,274,801	$ 0	$ 0